Income taxes - Narrative (Detail) $ in Thousands	3 Months Ended
	Mar. 31, 2017 USD ($) Entity	Mar. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%
Income tax provision | $	$ 13,588	$ 1,906
Increase in income tax provision | $	$ 11,700
Dominican Republic
Income Tax Disclosure [Abstract]
Number of entities | Entity	3
Number of entities treated as asset taxpayers | Entity	2